Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2013
Financial Instruments [Abstract]
Schedule Of Carrying Values And Estimated Fair Values Of Financial Instruments [Table Text Block]

	Carrying Amount June 30, 2013	Fair Value June 30, 2013	Carrying Amount December 31, 2012	Fair Value December 31, 2012
Financial assets/(liabilities)
Cash and cash equivalents	141,119	141,119	144,297	144,297
Restricted cash	5,790	5,790	16,192	16,192
Marketable securities	1,609	1,609	1,664	1,664
Investments	1,000	1,000	1,000	1,000
Debt	(1,438,651)	(1,436,523)	(1,442,427)	(1,441,108)

Schedule Of Derivate Instruments Statements Of Financial Position Location [Table Text Block]

		Asset Derivatives		Liability Derivatives
		June 30, 2013	December 31, 2012	June 30, 2013	December 31, 2012
Derivative	Balance Sheet Location	Fair Value	Fair Value	Fair Value	Fair Value
Derivatives designated as hedging instruments
Interest rate swaps	Current portion of financial instruments - Fair value	—	—	4,894	6,824
	Financial instruments - Fair value, net of current portion	835	—	2,588	4,471

Subtotal		835	—	7,482	11,295

Derivatives not designated as hedging instruments
Interest rate swaps	Current portion of financial instruments - Fair value	—	—	4,329	6,314
	Financial instruments - Fair value, net of current portion	—	—	3,476	4,890
Bunker swaps	Current portion of financial instruments-Fair value	—	60	196	—
	Financial instruments-Fair value, net of current portion	—	45	96	—

Subtotal		—	105	8,097	11,204

Total derivatives		835	105	15,579	22,499

Schedule Of Cash Flow Hedges Gain/(Loss) Recognized In Accumulated Other Comprehensive Loss on Derivative [Table Text Block]

	Gain (Loss) Recognized in Accumulated OCI on Derivative (Effective Portion)
Derivative	Amount Three months ended June 30,		Amount Six months ended June 30,
	2013	2012	2013	2012
Interest rate swaps	(229)	(1,015)	(437)	(1,828)

Total	(229)	(1,015)	(437)	(1,828)

Schedule Of Cash Flow Hedges Gain/(Loss) Reclassified from Accumulated Other Comprehensive Loss into Income [Table Text Block]

	Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)
Derivative	Location	Amount Three months ended June 30,		Amount Six months ended June 30,
		2013	2012	2013	2012
Interest rate swaps	Depreciation expense	(38)	(31)	(67)	(60)
Interest rate swaps	Interest and finance costs, net	(3,689)	(6,212)	(5,513)	(11,136)

Total		(3,727)	(6,243)	(5,580)	(11,196)

Schedule Of Derivatives Not Designated As Hedging Instruments Net Effect on the Statement Of Operations [Text Block]

	Gain (Loss) Recognized on Derivative
Derivative	Location	Amount Three months ended June 30,			Amount Six months ended June 30,
		2013	2012	2013	2012
Interest rate swaps	Interest and finance costs, net	457	(1,085)	760	(768)
Bunker swaps	Interest and finance costs, net	(423)	(1,267)	(331)	231

Total		34	(2,352)	429	(537)

Schedule Of Fair Value Assets And Liabilities Measured On Recurring Basis [Table Text Block]

Recurring measurements	June 30, 2013	December 31, 2012
Interest rate swaps	(14,452)	(22,499)
Marketable Securities	1,609	1,664
Bunker swaps	(292)	105

	(13,135)	(20,730)

Fair Value Items Measured On Non Recurring Basis [Text Block]

Nonrecurring basis	June 30, 2013	December 31, 2012
Vessels	$-	$28,586

	$-	$28,586